GOODWILL - Schedule of Goodwill By Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 28,662	$ 20,227	$ 14,714
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,789	8,979
Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	16,264	8,657
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,756	1,264
Renewable Power and Transition
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,500	966
Asset management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 353	$ 361